Note 7 Sensitivity to interest rate and credit spread analysis (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Euro Member Countries, Euro | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[0.5% , 1.5%]	[1]	[0.5% , 1.5%]	[2]
Percentage impact on net economic value	[-2.5% , -1.5%]	[3]	[-0.5% , 0.5%]	[4]
Percentage impact on net economic value credit spread	[-1.5% , -0.5%]	[3]	[-1.5% , -0.5%]	[4]
Euro Member Countries, Euro | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-1.5% , -0.5%]	[1]	[-1.5% , -0.5%]	[2]
Percentage impact on net economic value	[0.5% , 1.5%]	[3]	[-0.5% , 0.5%]	[4]
Mexico, Pesos | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[0.5% , 1.5%]	[1]	[0.5% , 1.5%]	[2]
Percentage impact on net economic value	[-1.5% , -0.5%]	[3]	[-1.5% , -0.5%]	[4]
Percentage impact on net economic value credit spread	[-0.5% , 0.5%]	[3]	[-0.5% , 0.5%]	[4]
Mexico, Pesos | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-1.5% , -0.5%]	[1]	[-1.5% , -0.5%]	[2]
Percentage impact on net economic value	[0.5% , 1.5%]	[3]	[0.5% , 1.5%]	[4]
United States of America, Dollars | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[0.5% , 1.5%]	[1]	[0.5% , 1.5%]	[2]
Percentage impact on net economic value	[0.5% , 1.5%]	[3]	[0.5% , 1.5%]	[4]
Percentage impact on net economic value credit spread	[-0.5% , 0.5%]	[3]	[-0.5% , 0.5%]	[4]
United States of America, Dollars | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-1.5% , -0.5%]	[1]	[-1.5% , -0.5%]	[2]
Percentage impact on net economic value	[-1.5% , -0.5%]	[3]	[-1.5% , -0.5%]	[4]
Turkey, New Lira | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-0.5% , 0.5%]	[1]	[-0.5% , 0.5%]	[2]
Percentage impact on net economic value	[-0.5% , 0.5%]	[3]	[-0.5% , 0.5%]	[4]
Percentage impact on net economic value credit spread	[-0.5% , 0.5%]	[3]	[-0.5% , 0.5%]	[4]
Turkey, New Lira | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-0.5% , 0.5%]	[1]	[-0.5% , 0.5%]	[2]
Percentage impact on net economic value	[-0.5% , 0.5%]	[3]	[-0.5% , 0.5%]	[4]
Other [Member] | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-0.5% , 0.5%]	[1]	[-0.5% , 0.5%]	[2]
Percentage impact on net economic value	[-0.5% , 0.5%]	[3]	[-0.5% , 0.5%]	[4]
Percentage impact on net economic value credit spread	[-0.5% , 0.5%]	[3]	[-0.5% , 0.5%]	[4]
Other [Member] | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-0.5% , 0.5%]	[1]	[-0.5% , 0.5%]	[2]
Percentage impact on net economic value	[-0.5% , 0.5%]	[3]	[-0.5% , 0.5%]	[4]
Bbva group [Member] | 100 basis point increase [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[1.5% , 2.5%]	[1]	[1.5% , 3.5%]	[2]
Percentage impact on net economic value	[-3.5% , -2.5%]	[3]	[-1.5% , -0.5%]	[4]
Percentage impact on net economic value credit spread	[-1.5% , -0.5%]	[3]	[-1.5% , -0.5%]	[4]
Bbva group [Member] | 100 basis point decrease [Member]
Market risk sensitivity analysis [Line Items]
Percentage impact on net interest income	[-3.5% , -2.5%]	[1]	[-3.5% , -1.5%]	[2]
Percentage impact on net economic value	[2.5% , 3.5%]	[3]	[0.5% , 1.5%]	[4]

[1]	(1) Percentage of "12 months" net interest income for the BBVA Group.
[2]	(1) Percentage of "12 months" net interest income for the BBVA Group.
[3]	(2) Percentage of CET1 (Fully Loaded) for BBVA Group.
[4]	(2) Percentage of CET1 (Fully Loaded) for BBVA Group